Financial risk management objectives and policies - Financial instruments at Fair Value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 2,638	£ 2,218	£ 2,492
Other investments	398	333	£ 370
Derivative liabilities	(52)	31
Contingent consideration liabilities	(133)	(199)
Derivatives in designated hedge relationships | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(55)	0
Derivatives in designated hedge relationships | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Derivatives in designated hedge relationships | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(55)	0
Derivatives in designated hedge relationships | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2)	(2)
Held at fair value through profit or loss | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(133)	(199)
Held at fair value through profit or loss | Level 1 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss | Level 1 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	0	0
Held at fair value through profit or loss | Level 2 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(2)	(2)
Held at fair value through profit or loss | Level 2 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	0	0
Held at fair value through profit or loss | Level 3 | At Fair Value | Derivative liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	0	0
Held at fair value through profit or loss | Level 3 | At Fair Value | Contingent consideration liabilities
Disclosure of detailed information about financial instruments [line items]
Contingent consideration liabilities	(133)	(199)
Money market funds | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	655	181
Money market funds | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	655	181
Money market funds | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Money market funds | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Other investments | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	306	258
Other investments | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	73	1
Other investments | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0	0
Other investments | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	233	257
Other investments | Other investments | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	92	75
Other investments | Other investments | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	3	7
Other investments | Other investments | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	0	0
Other investments | Other investments | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Other investments	89	68
Derivative assets | Derivatives in designated hedge relationships | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4	31
Derivative assets | Derivatives in designated hedge relationships | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Derivatives in designated hedge relationships | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	4	31
Derivative assets | Derivatives in designated hedge relationships | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Held at fair value through profit or loss | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	2
Derivative assets | Held at fair value through profit or loss | Level 1 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	0	0
Derivative assets | Held at fair value through profit or loss | Level 2 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	1	2
Derivative assets | Held at fair value through profit or loss | Level 3 | At Fair Value
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 0	£ 0